Related Party Transactions	12 Months Ended
Jun. 30, 2021
Disclosure of related party transactions [Abstract]
RELATED PARTY TRANSACTIONS

21. RELATED PARTY TRANSACTIONS

a. Equity Interests in Subsidiaries

Alterity Therapeutics Limited owns 100% of its subsidiaries, Alterity Therapeutics Inc. and Alterity Therapeutics UK Ltd.

b. Key Management Personnel Remuneration

The Directors of Alterity during the year:

Mr. Geoffrey Kempler, Chairman & CEO until January 7, 2021 and Chairman since January 7, 2021

Mr. Brian Meltzer, Independent Non-Executive Director

Mr. Peter Marks, Independent Non-Executive Director

Mr. Lawrence Gozlan, Non-Executive Director

Dr. David Sinclair, Non-Executive Director

Mr. Tristan Edwards, Non-Executive Director

The Key Management Personnel of the Group during the year:

Dr. David Stamler	Chief Executive Officer (since January 7, 2021, previously Chief Medical Officer and Senior Vice President Clinical Development)
Ms. Kathryn Andrews	Chief Financial Officer

Remuneration of all key management personnel of the Group is determined by the Board of Directors following recommendation by the Remuneration Committee.

The Group is committed to remunerating senior executives in a manner that is market competitive and consistent with ‘best practice’ including the interests of shareholders. Remuneration packages are based on fixed and variable components, determined by the executive’s position, experience and performance, and may be satisfied via cash or equity.

Non-executive Directors are remunerated out of the aggregate amount approved by shareholders and at a level that is consistent with industry standards. Non-executive Directors do not receive performance based bonuses and prior shareholder approval is required to participate in any issuance of equity. No retirement benefits are payable other than statutory superannuation, if applicable.

The Group’s remuneration policy is not solely based on the Group’s performance, but also on industry practice.

The Group’s primary focus is research activities with a long term objective of developing and commercializing its research and development results.

The Group envisages its performance in terms of earnings will remain negative whilst the Group continues in the research and clinical trials. Shareholder wealth reflects this speculative and volatile market sector. This pattern is indicative of the Group’s performance over the past four years.

The purpose of a performance bonus is to reward individual performance in line with Group objectives. Consequently, performance based remuneration is paid to an individual where the individual’s performance clearly contributes to a successful outcome for the Group. This is regularly measured in respect of performance against key performance indicators (“KPI’s”).

The Group uses a variety of KPI’s to determine achievement, depending on the role of the executive being assessed.

			Post-Employment	Long Term Benefits
2021	Short Term Benefits		Superannuation	Long-service	Termination	Equity
	Base Fee	Bonus	Contribution	Leave	Benefit	Options	Total
Directors’ remuneration	A$	A$	A$	A$	A$	A$	A$
Mr. Geoffrey Kempler (2)	487,292	-	16,184	(121,542)	1,000,000	450,777	1,832,711
Mr. Brian Meltzer	66,209	-	6,290	-	-	225,389	297,888
Mr. Peter Marks	68,333	-	-	-	-	225,389	293,722
Mr. Lawrence Gozlan (3)	218,333	-	-	-	-	225,389	443,722
Dr. David Sinclair	65,800	-	-	-	-	225,389	291,189
Mr. Tristan Edwards	64,774	-	1,012	-	-	225,389	291,175
	970,741	-	23,486	(121,542)	1,000,000	1,577,722	3,450,407

Other key management personnel
Dr. David Stamler (1)(4)	606,058	-	-	-	-	372,843	978,901
Ms. Kathryn Andrews (1)	314,978	-	21,694	11,257	-	-	347,929
	921,036	-	21,694	11,257	-	372,843	1,326,830
Total	1,891,777	-	45,180	(110,285)	1,000,000	1,950,565	4,777,237

(1)	Base Fee includes movements in the annual leave provision for Ms. Kathryn Andrews and Dr. David Stamler in accordance with their employment contracts.
(2)	Upon termination of employment as Chief Executive Officer on January 7, 2021 Mr. Kempler received the sum of A$1 million in accordance with his employment agreement dated September 21, 2007 and accrued leave entitlements. Remuneration also includes A$101,400 in corporate advisory fees paid to an associated entity of Mr. Geoffrey Kempler for business advisory services including investor relations, marketing and business development.
(3)	Includes A$150,000 in corporate advisory fees paid to an associated entity of Mr. Lawrence Gozlan for corporate advisory services including seeking and advancing opportunities to expand the Group’s product pipeline and other sources of funding to commence and continue the Group’s clinical trials.
(4)	Remuneration of Dr. David Stamler covered his previous role as Chief Medical Officer and Senior Vice President Clinical Development from July 1, 2020 to January 6. 2021 and CEO effective January 7, 2021.

			Post-Employment	Long Term Benefits
2020	Short Term Benefits		Superannuation	Long-service	Equity
	Base Fee	Bonus	Contribution	Leave	Options	Total
Directors’ remuneration	A$	A$	A$	A$	A$	A$
Mr. Geoffrey Kempler (1)	412,544	-	21,003	12,462	-	446,009
Mr. Brian Meltzer	73,059	-	6,941	-	-	80,000
Mr. Peter Marks	60,000	-	-	-	-	60,000
Mr. Lawrence Gozlan	60,000	-	-	-	-	60,000
Dr. David Sinclair	45,000	-	-	-	-	45,000
Mr. Tristan Edwards	45,000	-	-	-	-	45,000
	695,603	-	27,944	12,462	-	736,009
Other key management personnel
Ms. Kathryn Andrews (1)	228,788	-	21,003	8,066	-	257,857
Dr. David Stamler (1)	625,470	-	-	-	-	625,470
	854,258	-	21,003	8,066	-	883,327
Total	1,549,861	-	48,947	20,528	-	1,619,336

(1)	Base Fee includes movements in the annual leave provision for Mr. Geoffrey Kempler, Ms. Kathryn Andrews and Dr. David Stamler in accordance with their employment contracts.

			Post-Employment	Long Term Benefits
2019	Short Term Benefits		Superannuation	Long-service	Equity
	Base Fee	Bonus	Contribution	Leave	Options	Total
Directors’ remuneration	A$	A$	A$	A$	A$	A$
Mr. Geoffrey Kempler (1)	395,728	-	20,531	7,794	-	424,053
Mr. Brian Meltzer	80,000	-	-	-	-	80,000
Dr. George Mihaly (2)	66,667	-	-	-		66,667
Mr. Peter Marks	60,000	-	-	-	-	60,000
Mr. Lawrence Gozlan (3)	580,000	-	-	-	-	580,000
Dr. Ira Shoulson (2)(4)	58,314	-	-	-	20,443	78,757
Dr. David Sinclair (2)	10,750	-	-	-	-	10,750
Mr. Tristan Edwards (2)	10,750	-	-	-	-	10,750
	1,262,209	-	20,531	7,794	20,443	1,310,977
Other key management personnel
Ms. Kathryn Andrews (1)	236,665	-	20,531	15,222	-	272,418
Dr. David Stamler (1)	547,622	-	-	-	-	547,622
	784,287	-	20,531	15,222	-	820,040
Total	2,046,496	-	41,062	23,016	20,443	2,131,017

(1)	Base Fee includes movements in the annual leave provision relating to Mr. Geoffrey Kempler, Ms. Kathryn Andrews and Dr. David Stamler accrued in accordance with their employment contracts.
(2)	The remuneration for Dr. George Mihaly and Dr. Ira Shoulson covered the period from July 1, 2018 to April 8, 2019, being the last day of being the Group’s director. The remuneration for Dr. David Sinclair and Mr. Tristan Edwards covered the period from April 8, 2019, being the date of their appointment as directors of the Group, to June 30, 2019.
(3)	Includes corporate advisory fees paid to an associated entity of Mr. Lawrence Gozlan in the amount of A$520,000.
(4)	Dr. Ira Shoulson received unlisted options during the year. The option prices were calculated using the Black-Scholes Model applying the relevant inputs.

The following Director was under contract during the year ended June 30, 2021:

Directors	Duration	Notice Requirements	Termination
Geoffrey Kempler	Until termination by either party. Signed September 21, 2007. Mr. Kempler stepped down as CEO on January 7, 2021	For Good Reason Mr Kempler may terminate with 30 days’ notice	Pay Geoffrey Kempler within ninety (90) days of the termination date $1,000,000 provided the Group has sufficient capital requirements to fulfill this clause

Accrued entitlements including all unreimbursed business expenses

Accelerate the vesting of any unvested options

		Without Good Reason Mr Kempler may terminate with 90 days’ notice	Bonus pro-rated only if termination occurs in 1st year

		Without Cause the Group may terminate with 90 days’ notice	Pay Geoffrey Kempler within ninety (90) days of the termination date $1,000,000 provided the Group has sufficient capital requirements to fulfill this clause

Accrued entitlements including all unreimbursed business expenses

Accelerate the vesting of any unvested options

		With Cause the Group may terminate with 30 days’ notice	Bonus pro-rated only if termination occurs in 1st year

The following Senior Executives were under contract during the year ended June 30, 2021:

Key management personnel	Duration	Notice Requirements	Termination
Kathryn Andrews	Until termination by either party. Signed November 11, 2014	Ms Andrews may terminate with 30 days’ notice, or	Accrued entitlements including all unreimbursed business expenses.

		Without Cause the Group may terminate with 30 days’ notice, or With Cause the Group may terminate without notice	Permitted to keep and/or exercise options that have vested at the time of termination.

David Stamler	Until termination by either party. Signed January 6, 2021.	Each party will be required to provide 6 months’ notice of termination unless otherwise agreed to in writing.

Accrued entitlements including all unreimbursed business expenses.

Vested but unexercised options shall be exercisable within 30 days after the date of termination

Unvested options will terminate automatically without further notice.

For good reason, Dr Stamler may terminate at any time upon written notice.

Payment equivalent to one hundred percent of current annualized salary.

Accrued entitlements including all unreimbursed

business expenses.

Vested but unexercised options shall be exercisable within 30 days after the date of termination.

Unvested options will terminate automatically without further notice.

		With Cause, the Group may terminate at any time upon written notice	Payment limited to accrued salary, accrued but unused vacation pay and approved but unreimbursed expenses that are owed to date of termination

All options shall be canceled upon date of termination

c. Key Management Personnel Equity Holdings

	Balance July 1, 2020	Received as Remuneration	Received on Exercise of Options	Net Change Other	Balance June 30, 2021
Fully Paid Ordinary Shares of the Group	No.	No.	No.	No.	No.
Mr. Geoffrey Kempler	18,011,000	-	-	-	18,011,000
Mr. Lawrence Gozlan	-	-	-	-	-
Mr. Brian Meltzer	326,666	-	-	-	326,666
Mr. Peter Marks	43,111	-	-	-	43,111
Dr. David Sinclair	-	-	-	-	-
Mr. Tristan Edwards	-	-	-	-	-
Ms. Kathryn Andrews	-	-	-	-	-
Dr. David Stamler	-	-	-	-	-

	18,380,777	-	-	-	18,380,777

	Balance July 1, 2019	Received as Remuneration	Received on Exercise of Options	Net Change Other	Balance June 30, 2020
Fully Paid Ordinary Shares of the Group	No.	No.	No.	No.	No.
Mr. Geoffrey Kempler	18,011,000	-	-	-	18,011,000
Mr. Lawrence Gozlan	-	-	-	-	-
Mr. Brian Meltzer	326,666	-	-	-	326,666
Mr. Peter Marks	43,111	-	-	-	43,111
Dr. David Sinclair	-	-	-	-	-
Mr. Tristan Edwards	-	-	-	-	-
Ms. Kathryn Andrews	-	-	-	-	-
Dr. David Stamler	-	-	-	-	-

	18,380,777	-	-	-	18,380,777

	Balance July 1, 2018	Received as Remuneration	Received on Exercise of Options	Net Change Other	Balance June 30, 2019
Fully Paid Ordinary Shares of the Group	No.	No.	No.	No.	No.
Mr. Geoffrey Kempler	18,011,000	-	-	-	18,011,000
Mr. Lawrence Gozlan	-	-	-	-	-
Mr. Brian Meltzer	326,666	-	-	-	326,666
Dr. George Mihaly (1)	226,666	-	-	(226,666)	-
Mr. Peter Marks	43,111	-	-	-	43,111
Dr. David Sinclair	-	-	-	-	-
Mr. Tristan Edwards	-	-	-	-	-
Dr. Ira Shoulson	-	-	-	-	-
Ms. Kathryn Andrews	-	-	-	-	-
Dr. David Stamler	-	-	-	-	-

	18,607,443	-	-	(226,666)	18,380,777

1.	Other changes represented the holdings of Dr. George Mihaly when he ceased to be a director of the Group on April 8, 2019.

Share Options of the Group	Balance July 1, 2020 No.	Granted as Remuneration No.	Options Exercised No.	Options Expired No.	Options Forfeited No.	Net Change Other	Options Vested During the year	Balance June 30, 2021 No.	Total Vested and Exercisable June 30, 2021 No.	Total Unvested June 30, 2021 No.
Mr. Geoffrey Kempler	5,000,000	14,000,000	-	-	-	-	14,000,000	19,000,000	19,000,000	-
Mr. Lawrence Gozlan	1,250,000	7,000,000	-	-	-	-	7,000,000	8,250,000	8,250,000	-
Mr. Brian Meltzer	1,250,000	7,000,000	-	-	-	-	7,000,000	8,250,000	8,250,000	-
Mr. Peter Marks	1,250,000	7,000,000	-	-	-	-	7,000,000	8,250,000	8,250,000	-
Dr. David Sinclair	-	7,000,000	-	-	-	-	7,000,000	7,000,000	7,000,000	-
Mr. Tristan Edwards	-	7,000,000	-	-	-	-	7,000,000	7,000,000	7,000,000	-
Ms. Kathryn Andrews	500,000	-	-	-	-	-	-	500,000	500,000	-
Dr. David Stamler	4,000,000	91,392,720	-	-	-	-	-	95,392,720	4,000,000	91,392,720
	13,250,000	140,392,720	-	-	-	-	49,000,000	153,642,720	62,250,000	91,392,720

Share Options of the Group	Balance July 1, 2019 No.	Granted as Remuneration No.	Options Exercised No.	Options Expired No.	Options Forfeited No.	Net Change Other	Options Vested During the year	Balance June 30, 2020 No.	Total Vested and Exercisable June 30, 2020 No.	Total Unvested June 30, 2020 No.
Mr. Geoffrey Kempler	5,000,000	-	-	-	-	-	-	5,000,000	5,000,000	-
Mr. Brian Meltzer	1,250,000	-	-	-	-	-	-	1,250,000	1,250,000	-
Mr. Peter Marks	1,250,000	-	-	-	-	-	-	1,250,000	1,250,000	-
Mr. Lawrence Gozlan	1,250,000	-	-	-	-	-	-	1,250,000	1,250,000	-
Dr. David Sinclair	-	-	-	-	-	-	-	-	-	-
Mr. Tristan Edwards	-	-	-	-	-	-	-	-	-	-
Ms. Kathryn Andrews	500,000	-	-	-	-	-	-	500,000	500,000	-
Dr. David Stamler	4,000,000	-	-	-	-	-	-	4,000,000	4,000,000	-
	13,250,000	-	-	-	-	-	-	13,250,000	13,250,000	-

Share Options of the Group	Balance July 1, 2018 No.	Granted as Remuneration No.	Options Exercised No.	Options Expired No.	Options Forfeited No.	Net Change Other (1)	Options Vested During 2019 fiscal year	Balance June 30, 2019 No.	Total Vested and Exercisable June 30, 2019 No.	Total Unvested June 30, 2019 No.
Mr. Geoffrey Kempler	5,000,000	-	-	-	-	-	-	5,000,000	5,000,000	-
Mr. Lawrence Gozlan	1,250,000	-	-	-	-	-	-	1,250,000	1,250,000
Mr. Brian Meltzer	1,250,000	-	-	-	-	-	-	1,250,000	1,250,000	-
Dr. George Mihaly	1,250,000	-	-	-	-	(1,250,000)	-	-	-	-
Mr. Peter Marks	1,250,000	-	-	-	-	-	-	1,250,000	1,250,000	-
						-	-
Dr. Ira Shoulson	-	1,250,000	-	-	-	(1,250,000)	-	-	-	-
Ms. Kathryn Andrews	500,000	-	-	-	-	-	-	500,000	500,000	-
Dr. David Stamler	4,000,000	-	-	-	-	-	-	4,000,000	4,000,000	-
	14,500,000	1,250,000	-	-	-	(2,500,000)	-	13,250,000	13,250,000

(1)	Other changes represented the holdings of Dr. George Mihaly when he ceased to be a director of the Group on April 8, 2019.